Employee Agreements (Details) (Employment Contracts [Member], USD $)	1 Months Ended
	Jul. 31, 2011 President and chief executive officer, Andrea Clarkr [Member]	Jul. 31, 2011 Chief operating officer, Robert Rubinowitz [Member]	Aug. 31, 2011 Chief administrative officer, Keith Siddel [Member]
Employee Agreements (Textual)
Employment agreement term	3 years	3 years	3 years
Compensation to officer	$ 175,000	$ 175,000	$ 175,000